PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of employee benefits [Abstract]
2024	€ 57
2025	56
2026	55
2027	56
2028	60
2029 to 2033	€ 300